SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
2024		$ 772,466
2025		770,356
2026		770,356
2027		770,356
2028		711,930
Thereafter		2,858,566
Intangible assets, net	$ 567,188	$ 6,654,030	$ 687,500